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As filed with the Securities and Exchange Commission on February 28, 2003

                                      Securities Act Registration No.: 333-88202
                              Investment Company Act Registration No.: 811-21092

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-2

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 1


                           NEW COLONY INVESTMENT TRUST
               (Exact name of registrant as specified in charter)


                           Sentry Select Capital Corp.
                        130 King Street West, Suite 2850
                        Toronto, Ontario, Canada M5X 1A4
                                 (416) 364-8788
           (Address of Principal Executive Offices, including Number,
               Street, City, State, Zip Code and telephone number)


                            Corporation Trust Company
                               1209 Orange Street,
                           Wilmington, Delaware 19801
            (Name and Address of Agent for Service, including Number,
                         Street, City, State, Zip Code)


                  Please send copies of all communications to:

                                Paul S. Schreiber
                               Shearman & Sterling
                    599 Lexington Avenue, New York, NY 10022

Approximate date of proposed public offering:  November 20, 2002

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

     It is proposed that this filing will become effective (check appropriate box):

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[ ]  when declared effective pursuant to Section 8(c)

     The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rule 486 under the Securities Act:

[X]  immediately upon filing pursuant to paragraph (b).

[ ]  on (date) pursuant to paragraph (b).

[ ]  60 days after filing pursuant to paragraph (a).

[ ]  on (date) pursuant to paragraph (a).



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                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 of New Colony Investment Trust (333-88202, 811-21092) is being filed solely for the purpose of filing as an exhibit an Amended and Restated Escrow Agreement (Exhibit 2 (k)(2)), which replaces the Escrow Agreement previously filed with Pre-Effective Amendment No. 3 on November 15, 2002.


                               CONTENTS OF FILING

     The following items are hereby incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 for New Colony Investment Trust:

(1) Prospectus Supplement for New Colony Investment Trust filed pursuant to Rule 497(e) on February 12, 2003; and

(2) Parts A, B and C of Amendment No. 4 to the Registration Statement on Form N-2 for New Colony Investment Trust filed on November 20, 2002, except for:

     (a) the signature pages; and

     (b) Exhibit 2(k)(2)(Escrow Agreement).


                          PART C -- OTHER INFORMATION

                                     * * *

Item 24. Financial Statements and Exhibits.

                                     * * *

Exhibit 2(k)(2). Amended and Restated Escrow Agreement




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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Toronto, Ontario, Canada, on February 25, 2003. The Registrant hereby certifies that this Post-Effective Amendment No. 1 meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act.



                                                    NEW COLONY INVESTMENT TRUST


                                                    /s/ John Driscoll
                                                    ---------------------------
                                                    By:    John Driscoll
                                                    Title: President and Trustee

     Pursuant to the requirements of the Securities Act and the Investment Company Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

                     SIGNATURE                                      TITLE                             DATE
                     ---------                                      -----                             ----

     /s/ John Driscoll
     ------------------------------------------
     John Driscoll                                             Trustee, President                February 25, 2003


     /s/ David Woods*
     ------------------------------------------
     David Woods                                                     Trustee                     February 25, 2003


     /s/ Simon Scott*
     ------------------------------------------
     Simon Scott                                                     Trustee                     February 25, 2003


     /s/ John Shiry*
     ------------------------------------------
     John Shiry                                                      Trustee                     February 25, 2003


     /s/ Richard Zarzeczny*
     ------------------------------------------
     Richard Zarzeczny                                               Trustee                     February 25, 2003


     /s/ John Vooglaid*
     ------------------------------------------
     John Vooglaid                                           Chief Financial Officer             February 25, 2003


*By: /s/ John Driscoll
     ------------------------------------------
     John Driscoll                                                                               February 25, 2003
     Attorney-in-Fact

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                               INDEX OF EXHIBITS

Exhibit
Number        Description of Exhibit
---------     ----------------------
(2)(k)(2)     Amended and Restated Escrow Agreement